Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan are prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (GAAP).
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value with the exception of fully benefit-responsive investment contracts, which are stated at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See below for discussion of Fair Value Measurements.

Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts. The contract value is the relevant measurement since it represents the amount that the participant would receive if they were to initiate permitted withdrawal transactions under the terms of the Plan.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses when they are incurred. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Payments of Benefits	Payment of Benefits Benefits are recorded when paid.
Subsequent Events

Subsequent Events

The Plan has evaluated subsequent events through June 25, 2026, the date the financial statements were issued. The Plan was amended to permit In-Plan Roth Rollover Contributions effective January 1, 2026.